SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Stock-Based Compensation, Pension and Other Postretirement Plans, Advertising , Earnings Per Share (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) installment $ / shares shares	Dec. 31, 2019 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Defined benefit plan assets		$ 1,300,000
Defined benefit plan obligations		$ 1,500,000
Plan assets as percentage of total assets		0.30%
Benefit obligations as percentage of total assets		0.30%
Total advertising costs	$ 5,900,000	$ 3,800,000
Outstanding potentially dilutive securities | shares	0	0
PIUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of vesting annual installments | installment	5
Amount of repurchase right per share | $ / shares	$ 0
Repurchase Right voluntary termination	$ 0
Stock-based compensation expense	$ 0